PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total	$ 557,427,884	$ 544,326,125
Depreciation of property, plant and equipment	33,822,082	31,361,026	$ 28,007,943
Long-lived asset impairment	198,689	1,622,588
Buildings and plant [Member]
Property, Plant and Equipment [Line Items]
Cost	286,302,082	313,290,516
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	371,703,665	389,373,554
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	21,355,517	22,418,768
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	334,025	293,331
Depreciable Asset [Member]
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	(206,725,215)	(188,680,279)
Total	472,970,074	536,695,889
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Cost	84,457,810	$ 7,630,236
Construction in process [Member] | Phase 3A Expansion [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 84,500,000